Taxation - Tax recognised in other comprehensive income or in equity and tax assets and liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax on items that may be reclassified to profit or loss
Tax on actuarial movements on defined benefit pension schemes	£ 19	£ (43)	£ (48)
Tax on fair value movements on cash flow hedges	(12)	8	(1)
Net tax (charge)/credit recognised in other comprehensive income	7	(35)	(49)
Tax credit on share based remuneration recognised directly in equity	24		12
Current tax assets	6	15
Current tax liabilities	(163)	(249)
Total	(157)	(234)
Deferred tax assets	128	146
Deferred tax liabilities	(473)	(590)
Total	£ (345)	£ (444)	£ (381)